Note 11 - Intangible Assets, Net (Details) - Summary of Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,881	$ 2,881
Accumulated Amortization	(1,683)	(1,652)
Asset Write-off	(1,198)	(1,198)
Net		31
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,564	2,564
Accumulated Amortization	(1,366)	(1,366)
Asset Write-off	(1,198)	(1,198)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317	317
Accumulated Amortization	(317)	(286)
Net		$ 31